Consolidated Statements Of Changes In Deficiency - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020
Balance as of December 31, 2020		$ (37)	$ (33)
Adjusting shares issuance of AppYea, shares	[1]
Net loss		$ (3,181)	(4)
Issuance of shares		$ 299
Issuance of shares, shares	[1]
Shares issued in the Reverse Merger		$ 4
Shares issued in the reverse merger, shares	[1]	75,000
Share based Compensation		$ 485
Balance as of December 31, 2021		$ (2,430)	(37)
Balance, shares		10,482,659
Preferred Stock [Member]
Balance as of December 31, 2020
Balance, shares	[1]	225,000	36,562
Adjusting the amount of shares in light of issuance of AppYea shares
Adjusting shares issuance of AppYea, shares	[1]		188,438
Net loss
Issuance of shares
Shares issued in the Reverse Merger
Share based Compensation
Balance as of December 31, 2021
Balance, shares	[1]	300,000	225,000
Common Stock [Member]
Balance as of December 31, 2020		$ 6	$ 6
Balance, shares	[1]	63,109,055	59,628,919
Adjusting the amount of shares in light of issuance of AppYea shares		$ 6
Adjusting shares issuance of AppYea, shares	[1]	65,795,623	3,480,136
Net loss
Issuance of shares		$ 5
Issuance of shares, shares	[1]	45,690,956
Shares issued in the Reverse Merger		$ 4
Shares issued in the reverse merger, shares	[1]	43,650,692
Share based Compensation
Balance as of December 31, 2021		$ 21	$ 6
Balance, shares	[1]	218,246,326	63,109,055
Additional Paid-in Capital [Member]
Balance as of December 31, 2020		$ (5)	$ (5)
Adjusting the amount of shares in light of issuance of AppYea shares		(6)
Net loss
Issuance of shares		294
Share based Compensation		485
Balance as of December 31, 2021		768	(5)
Retained Earnings [Member]
Balance as of December 31, 2020		(26)	(22)
Adjusting the amount of shares in light of issuance of AppYea shares
Net loss		(3,179)	(4)
Issuance of shares
Shares issued in the Reverse Merger
Share based Compensation
Balance as of December 31, 2021		(3,205)	(26)
Total [Member]
Balance as of December 31, 2020		(25)	(21)
Adjusting the amount of shares in light of issuance of AppYea shares
Net loss		(3,179)	(4)
Issuance of shares		299
Shares issued in the Reverse Merger		4
Share based Compensation		485
Balance as of December 31, 2021		(2,416)	(25)
Noncontrolling Interest [Member]
Balance as of December 31, 2020		(12)	(12)
Adjusting the amount of shares in light of issuance of AppYea shares
Net loss		(2)
Issuance of shares
Shares issued in the Reverse Merger
Share based Compensation
Balance as of December 31, 2021		$ (14)	$ (12)

[1]	The number of preferred and common shares outstanding were retroactively adjusted as a result of a reverse merger and reverse split. See Note 1 and Note 9.